Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months	$ 194.1
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Two	162.3
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Three	145.8
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Four	116.9
Finite-Lived Intangible Assets, Amortization Expense, Rolling Year Five	106.5
Finite-Lived Intangible Assets, Amortization Expense, Rolling after Year Five	1,044.5
Intangible assets
Gross	2,385.4	$ 2,347.4
Accumulated amortization	(615.3)	(407.8)
Total future amortization expense	1,770.1	1,939.6
Database and credit files [Member]
Intangible assets
Gross	791.3	801.3
Accumulated amortization	(185.8)	(135.8)
Total future amortization expense	605.5	665.5
Internal Use Software [Member]
Intangible assets
Gross	628.5	580.0
Accumulated amortization	(308.3)	(187.3)
Total future amortization expense	320.2	392.7
Customer relationships [Member]
Intangible assets
Gross	392.0	392.4
Accumulated amortization	(66.4)	(46.0)
Total future amortization expense	325.6	346.4
Trademarks, copyrights and patents [Member]
Intangible assets
Gross	571.6	571.5
Accumulated amortization	(53.9)	(37.9)
Total future amortization expense	$ 517.7	533.6
Finite-Lived Intangible Asset, Useful Life	40 years
Noncompete and other agreements [Member]
Intangible assets
Gross	$ 2.0	2.2
Accumulated amortization	(0.9)	(0.8)
Total future amortization expense	$ 1.1	$ 1.4
Minimum [Member]
Intangible assets
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Database and credit files [Member]
Intangible assets
Finite-Lived Intangible Asset, Useful Life	12 years
Minimum [Member] | Internal Use Software [Member]
Intangible assets
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Customer relationships [Member]
Intangible assets
Finite-Lived Intangible Asset, Useful Life	10 years